UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  505 Park Avenue
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        February 10, 2010
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $1,032,149(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

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
                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
ACE LTD		             SHS                H0023R105   1,280      25,400 SH       SOLE                 25,400
AFLAC INC		     COM                001055102   1,059      22,900 SH       SOLE		    22,900
ALLSTATE CORP		     COM                020002101   1,445      48,100 SH       SOLE	            48,100
APACHE CORP                  COM                037411105  15,476     150,000 SH       SOLE	           150,000
APPLE INC                    COM                037833100  89,771     425,995 SH       SOLE                425,995
BECTON DICKINSON & CO        COM                075887109  13,459     170,675 SH       SOLE                170,675
BOEING CO		     COM                097023105  91,068   1,682,400 SH       SOLE              1,682,400
BOISE INC		     COM	        09746Y105     726     136,700 SH       SOLE		   136,700
CA INC                       COM                12673P105  20,069     893,535 SH       SOLE                893,535
CHUBB CORP                   COM                171232101   1,466      29,800 SH       SOLE                 29,800
CISCO SYS INC                COM                17275R102  41,833   1,747,400 SH       SOLE              1,747,400
CNA FINL CORP		     COM                126117100     631      26,300 SH       SOLE                 26,300
COMPUWARE CORP               COM                205638109   2,199     304,217 SH       SOLE                304,217
CON-WAY INC		     COM                205944101     349      10,000 SH       SOLE                 10,000
CONOCOPHILLIPS               COM                20825C104  81,748   1,600,700 SH       SOLE              1,600,700
CONTINENTAL AIRLS INC        CL B               210795308  81,644   4,556,000 SH       SOLE              4,556,000
COSTAR GROUP INC	     COM	        22160N109     436      10,200 SH       SOLE  		    10,200
DELTA AIR LINES INC DEL      COM NEW		247361702  17,978   1,579,800 SH       SOLE		 1,579,800
DEVON ENERGY CORP NEW        COM                25179M103  20,183     274,600 SH       SOLE                274,600
LILLY ELI & CO               COM                532457108  19,005     532,190 SH       SOLE                532,190
ENERGIZER HLDGS INC	     COM                29266R108   1,838      30,000 SH       SOLE 		    30,000
FORD MTR CO DEL		     COM PAR $0.01      345370860  13,989   1,398,883 SH       SOLE              1,398,883
GENERAL MLS INC		     COM	        370334104  26,759     377,900 SH       SOLE                377,900
GOOGLE INC		     CL A		38259P508  27,899      45,000 SH       SOLE                 45,000
HUMANA INC		     COM                444859102   7,900     180,000 SH       SOLE                180,000
INTERNATIONAL BUSINESS MACHS COM                459200101 301,005   2,299,500 SH       SOLE              2,299,500
JOHNSON & JOHNSON	     COM                478160104  40,875     634,611 SH       SOLE		   634,611
LAS VEGAS SANDS CORP         COM                517834107     261      17,449 SH       SOLE                 17,449
NCR CORP NEW                 COM                62886E108     419      37,651 SH       SOLE                 37,651
PFIZER INC                   COM                717081103  43,098   2,369,300 SH       SOLE              2,369,300
PROSHARES TR                 PSHS ULTSH 20YRS   74347R297  17,458     350,000 SH       SOLE                350,000
QUEST DIAGNOSTICS INC	     COM                74834L100   2,415      40,000 SH       SOLE    		    40,000
SOUTHWEST AIRLS CO           COM		844741108  10,912     954,700 SH       SOLE                954,700
SPDR GOLD TRUST              GOLD SHS           78463V107   9,220      85,922 SH       SOLE                 85,922
UAL CORP                     COM NEW            902549807  24,748   1,916,974 SH       SOLE              1,916,974
UNUM GROUP                   COM                91529Y106   1,528      78,300 SH       SOLE                 78,300
          						1,032,149

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